International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2014
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2014	2013
ASSETS
Cash	$9,252	$8,106
Other investments	69,042	62,381
Notes receivable	204	313
Investment in subsidiaries	1,691,553	1,556,932
Other assets	50	197

Total assets	$1,770,101	$1,627,929

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$175,416	$190,726
Due to IBC Trading	21	21
Other liabilities	14,006	12,774

Total liabilities	189,443	203,521

Shareholders' equity:
Common shares	95,784	95,744
Surplus	165,520	163,947
Retained earnings	1,585,389	1,467,000
Accumulated other comprehensive income (loss)	11,397	(43,774)

	1,858,090	1,682,917
Less cost of shares in treasury	(277,432)	(258,509)

Total shareholders' equity	1,580,658	1,424,408

Total liabilities and shareholders' equity	$1,770,101	$1,627,929